Statements of Changes in Stockholders' (Deficit) Equity (Parenthetical)	12 Months Ended
Dec. 31, 2017 USD ($)
Series C-1 Convertible Preferred Stock [Member]
Warrant liability	$ 1,500,000
Loss on issuance of Convertible Preferred stock	478,035
Series C Convertible Preferred Stock [Member]
Warrant liability	3,700,000
Loss on issuance of Convertible Preferred stock	$ 2,809,497